Note 36 - Climate change (Details Textual) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2025 USD ($) MW
Disclosure of climate change [line items]
Investments in Windfarm | $		$ 400
Capital expenditure budget allocated in past four years | $		$ 700
Wind farm in Argentina [member]
Disclosure of climate change [line items]
Electric power generation capacity | MW		103.2
Second wind farm in Argentina [member]
Disclosure of climate change [line items]
Electric power generation capacity | MW		95
Medium term target [member]
Disclosure of climate change [line items]
Percentage of target for reducing carbon emissions intensity	30.00%
Period over climate-related target applies	2030
Baseline from which progress for climate-related target is measured	2018